Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 937,873	$ 184,882	$ 1,286,389	$ 233,875	$ 1,455,884	$ 881,051
Cost of revenue	341,187	41,256	483,069	87,264	696,758	399,404
Gross profit	596,686	143,626	803,320	146,611	759,126	481,647
Operating expenses:
General and administrative	299,863	56,715	1,523,781	116,995	1,520,027	203,925
Research and development	699,485	19,345	743,151	24,188	381,418	48,230
Depreciation and amortization expense	16,610	100	34,209	402	21,400	55,286
Advertising and marketing	167,613	18,288	544,560	30,709	268,380	56,318
Legal and professional	69,660	217,487	232,466	219,248	378,025	25,311
Total operating expenses	1,253,231	311,935	3,078,167	391,542	2,569,250	389,070
Income (loss) from operations	(656,545)	(168,309)	(2,274,847)	(244,931)	(1,810,124)	92,577
Other income (expense):
Interest expense and amortization of debt discount related party	(111,118)	(4,479)	(240,708)	(7,047)	(123,652)	(16,479)
Other income					7,877
Loss on settlement of senior secured notes (including related-party portion of $44,668)	(2,574,481)		(3,087,993)
Total other income (expense)	(2,685,599)	(4,479)	(3,328,701)	(7,047)	(115,775)	(16,479)
Net income (loss) before income taxes					(1,925,899)	76,098
Income tax benefit (provision)					2,107	(2,991)
Net income (loss)	$ (3,342,144)	$ (172,788)	$ (5,603,548)	$ (251,978)	$ (1,923,792)	$ 73,107
Net income (loss) per share - basic	$ (0.16)	$ (0.01)	$ (0.26)	$ (0.02)	$ (0.12)	$ 0.00
Net income (loss) per share - diluted	$ (0.16)	$ (0.01)	$ (0.26)	$ (0.02)	$ (0.12)	$ 0.00
Weighted average shares outstanding - basic	21,525,967	15,000,000	21,260,333	15,000,000	16,570,078	15,000,000
Weighted average shares outstanding - diluted	21,525,967	15,000,000	21,260,333	15,000,000	16,570,078	15,000,000